CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 31,397		$ 3,008
Accounts receivable, net of allowances of $3,121 and $941, respectively	42,085		30,137
Prepaid and other current assets	2,943		2,217
Income tax receivable	474		0
Total current assets	76,899		35,362
Property and equipment, net	15,016		8,728
Goodwill	44,904		41,826
Intangible assets, net	46,447		57,935
Deferred tax assets	18,948		0
Other assets	206		254
Total assets	202,420		144,105
Current liabilities:
Accounts payable	37,191		24,160
Accrued expenses and other current liabilities	9,886		10,839
Current portion of long-term debt and notes payable	7,967		4,150
Income tax payable	1,413		0
Short-term Tax Receivable Agreement liability	510		0
Contingent consideration payable	0		1,000
Total current liabilities	56,967		40,149
Commitments and contingencies (Note 13)
Long-term debt	193,591		201,048
Long-term Tax Receivable Agreement liability	15,760		0
Deferred tax liability	7,024		8,675
Private Placement Warrant liabilities	22,080		0
Other non-current liabilities	2,683		491
Total liabilities	298,105		250,363
Preferred stock, $0.0001 par value, 100,000 shares authorized; none issued and outstanding at December 31, 2020 and no shares were issued and outstanding at December 31, 2019.	0		0
Additional paid-in capital	(48,027)		0
Retained earnings	(3,146)		0
Total stockholders' deficit	(51,167)		0
Non-controlling interest	(44,518)		0
Member deficit	0		(106,258)
Total deficit	(95,685)	[1]	(106,258)
Total liabilities and deficit	202,420		144,105
Class A Common Stock
Current liabilities:
Common stock	3		0
Class B Common Stock
Current liabilities:
Common stock	3		0
Class C common stock
Current liabilities:
Common stock	$ 0		$ 0

[1]	As a result of the restatement, the Company’s Proceeds in the Business Combination and Net loss has changed by the fair value of Private Placement Warrant liabilities in Additional Paid-in Capital of $7.1 million, Retained Earnings of $5.1 million and Non-controlling interest of $9.85 million.